Unearned Revenue/Accrued Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of unearned revenue and cash received in advance	Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2024	2025
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,898	$3,777
Deferred revenue resulting from varying charter rates – Current liability	2,640	1,447
Deferred revenue resulting from varying charter rates – Non-Current liability	2,624	2,313
Total Unearned Revenue	$9,162	$7,537
Accrued Revenue
Resulting from varying charter rates – Current asset	$903	$615
Total Accrued Revenue	$903	$615